Average Annual Total Returns - Institutional Select - Vanguard Total International Stock Index Fund	Institutional Select Shares 1 Year	Institutional Select Shares Since Inception	Institutional Select Shares Inception Date	Institutional Select Shares Return After Taxes on Distributions 1 Year	Institutional Select Shares Return After Taxes on Distributions Since Inception	Institutional Select Shares Return After Taxes on Distributions Inception Date	Institutional Select Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Select Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Institutional Select Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 1 Year	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) Since Inception	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) Inception Date
Total	11.33%	10.99%	Jun. 24, 2016	10.71%	10.21%	Jun. 24, 2016	7.08%	8.56%	Jun. 24, 2016	11.24%	10.92%	Jun. 24, 2016